BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Apr. 05, 2023	Aug. 26, 2022	Dec. 31, 2024	Oct. 30, 2024	Sep. 25, 2024	Dec. 31, 2023	Aug. 01, 2023	Jan. 27, 2023	Jun. 02, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Authorized share capital				$ 2,500,000				$ 100,000	$ 2,500,000
Common stock shares authorized				10,000,000,000				400,000,000	10,000,000,000
Common stock, par value			$ 0.00025	$ 0.00025		$ 0.00025		$ 0.00025	$ 0.00025
Additional capital units authorized				9,600,000,000					9,600,000,000
Ordinary shares issued			33,330,000			30,840,000
Deferred offering costs			$ 1,600,000
Ordinary shares, outstanding			33,330,000			30,840,000
Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, outstanding								622,300
Choice Global [Member] | 2023 Equity Incentive Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value					$ 0.00025		$ 0.00025
Ordinary shares issued					790,000		1,700,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 2.50
Ordinary shares issued	6,040,000
Gross proceeds from underwriters discount	$ 15,100,000
Net proceeds from underwriters discount	13,500,000
Deferred offering costs	$ 1,600,000
MWE Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	66.75%
Public Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	33.25%
Acquisition Agreement [Member] | Precious Choice Global [Member] | Multi Ways SG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		4.90%
Acquisition Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		352,800
Reorganization Agreement [Member] | MWE Investments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration is settled and issued		8,915,624
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		4.90%
Consideration is settled and issued		459,326
Ownership shares		459,375
Reorganization Agreement [Member] | MWE Investment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		95.10%
Ownership shares		8,915,625
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		352,800
Reorganization Agreement [Member] | MWE Holdings [Member] | Mr James Lim [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		6,627,201
Reorganization Agreement [Member] | MWE Holdings [Member] | Ms Lee NG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		220,001